Brighthouse Asset Allocation 60 Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg Global Aggregate Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Dow Jones Moderate Portfolio Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.82%	5.31%	7.32%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.96%	5.80%	7.73%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	13.77%	5.55%	7.47%